COMMON AND PREFERRED STOCK (Tables)	9 Months Ended
Sep. 30, 2024
STOCKHOLDERS EQUITY
Summary of Stock Option Activity
Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2024	776,328	$3.75	8.0	$-
Granted	5,247,474	2.60	9.5	-
Exercised	-	-	-	-
Forfeited	(2,846)	-	7.0	-
Balance Outstanding – September 30, 2024	6,020,956	$2.75	9.2	$-

Exercisable – September 30, 2024	4,715,741	$3.16	9.2	$-

Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2024	395,072	$3.76	8.0
Granted	5,247,474	2.60	9.5
Vested	(4,351,471)	3.16	9.2
Forfeited	(2,846)	-	-
Nonvested – September 30, 2024	1,288,229	$1.66	9.2

Schedule of warrants outstanding
Common Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	45,129	$2.09	4.81	$-
Granted	2,930,838	0.56	4.82	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Outstanding – September 30, 2024	2,975,967	$0.58	4.81	$-
$2.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	425,800	$2.00	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – September 30, 2024	425,800	$2.00	8.9	$-
$11.50 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	10,122,313	$11.50	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – September 30, 2024	10,122,313	$11.50	8.9	$-
$15.00 Preferred Stock Warrants Outstanding	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	1,000,000	$15.00	9.7	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding – September 30, 2024	1,000,000	$15.00	8.9	$-